Derivative Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Derivative Instruments Outstanding
As of September 30, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 19 months from September 30, 2024):

September 30, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
Czech Koruna	180.0 CZK	in exchange for	$7.7	23.29 CZK
Euro	14.8 EUR	in exchange for	$16.6	0.90 EUR
Canadian Dollar	15.0 CAD	in exchange for	$11.1	1.35 CAD
Mexican Peso	199.1 MXN	in exchange for	$10.4	19.73 MXN
Hungarian Forint	1,498.7 HUF	in exchange for	$3.9	371.46 HUF
New Zealand Dollar	3.6 NZD	in exchange for	$2.3	1.64 NZD
In connection with the Separation, Business Combination and Intercompany Note described in Note 7, the Company assumed the rights, obligations, costs and benefits associated with and provided under the terms of Lionsgate’s floating-to-fixed
swap contracts.
Designated Cash Flow Hedges.
As of September 30, 2024 and March 31, 2024, the Company had the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025
June 25, 2018	$200.0	2.723%	March 23, 2025
July 31, 2018	$300.0	2.885%	March 23, 2025
December 24, 2018	$50.0	2.744%	March 23, 2025
December 24, 2018	$100.0	2.808%	March 23, 2025
December 24, 2018	$50.0	2.728%	March 23, 2025
August 15, 2024 (1)	$65.0	4.045%	September 15, 2026
August 15, 2024 (1)	$77.5	3.803%	August 15, 2026
August 15, 2024 (1)	$77.5	3.810%	September 15, 2026

Total	$1,920.0

(1)	Entered into during the three months ended September 30, 2024.

As of March 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 25 months from March 31, 2024):

March 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.5 GBP	in exchange for	$0.6	0.79 GBP
Czech Koruna	180.0 CZK	in exchange for	$7.7	23.29 CZK
Euro	0.6 EUR	in exchange for	$0.5	0.91 EUR
Canadian Dollar	21.4 CAD	in exchange for	$15.9	1.34 CAD
Mexican Peso	56.7 MXN	in exchange for	$3.0	18.95 PLN
Hungarian Forint	1,450.0 HUF	in exchange for	$4.0	360.17 HUF
New Zealand Dollar	73.9 NZD	in exchange for	$45.3	1.64 NZD
Designated Cash Flow Hedges.
As of March 31, 2024 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022

Schedule of Derivative Instruments, Statements of Financial Performance And Comprehensive Income (Loss), Location And Effect	The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$0.8	$(0.6)	$1.0	$(3.1)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(0.2)	$(0.4)	$(1.2)	$0.1
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(6.3)	$9.3	$(2.8)	$36.4
Gain reclassified from accumulated other comprehensive income (loss) into interest expense	$11.4	$10.9	$22.3	$20.1

Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(1.5)	$(1.8)	$(3.1)	$(3.8)

Total direct operating expense on consolidated statements of operations	$628.2	$510.5	$983.8	$872.5
Total interest expense on consolidated statements of operations	$63.0	$51.7	$121.6	$101.6
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying combined statements of operations and comprehensive income (loss) for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(5.8)	$1.7	$1.7
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$36.3	$81.1	$66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	41.8	1.4	(15.0)

Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(7.2)	$(11.8)	$(33.8)
Total direct operating expense on combined statements of operations	$1,886.7	$2,207.9	$1,922.1
Total interest expense on combined statements of operations	$222.5	$162.6	$115.0

Schedule of Amounts Recorded in Accompanying Unaudited Condensed Consolidated Balance Sheets Related to Company's use of Derivatives
As of September 30, 2024 and March 31, 2024, the Company had the following amounts recorded in the accompanying unaudited condensed consolidated balance sheets related to the Company’s use of derivatives:

	September 30, 2024
	Other Current Assets	Other Accrued Liabilities (current)	Other Liabilities (non-current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$0.6	$—
Interest rate swaps	12.2	—	(1.7)

Fair value of derivatives	$12.2	$0.6	$(1.7)

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

As of March 31, 2024 and 2023, the Company had the following amounts recorded in the accompanying combined balance sheets related to the Company’s use of derivati ves:

	March 31, 2024
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$—	$2.8
Interest rate swaps	35.6	—	—

Fair value of derivatives	$35.6	$—	$2.8

	March 31, 2023
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1
Interest rate swaps	—	41.1	—

Fair value of derivatives	$2.9	$41.1	$0.1